Consolidated Statements of Shareholders’ Equity (USD $) In Thousands	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance, amount at Dec. 31, 2011	$ 32	$ 6	$ 58,413	$ (18,501)	$ 39,950		$ 39,950
Balance, share (in Shares) at Dec. 31, 2011	3,191	612
Stock options – Compensation costs			233		233		233
Net income (loss)				(326)	(326)		(326)
Balance, amount at Dec. 31, 2012	32	6	58,646	(18,827)	39,857		39,857
Balance, share (in Shares) at Dec. 31, 2012	3,191	612
Stock options – Compensation costs			118		118		118
Investment in subsidiary from accredited investors						3,050	3,050
Contribution to paid-in capital			7		7		7
Net income (loss)				438	438		438
Balance, amount at Dec. 31, 2013	$ 32	$ 6	$ 58,771	$ (18,389)	$ 40,420	$ 3,050	$ 43,470
Balance, share (in Shares) at Dec. 31, 2013	3,191	612